UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 3/31

Date of reporting period: 12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Dean Small Cap Value Fund

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.41%

Consumer Discretionary — 17.66%
Bob Evans Farms, Inc.	47,520	$2,432,074
Children’s Place, Inc./The	47,710	2,719,470
Cracker Barrel Old Country Store, Inc.	5,945	836,818
Fox Factory Holding Corp. *	101,065	1,640,285
Genesco, Inc. *	17,350	1,329,357
Helen of Troy Ltd. *	21,254	1,382,785
Hillenbrand, Inc.	84,245	2,906,452
John Wiley & Sons, Inc. - Class A	28,510	1,688,932
Northwestern Corp.	31,880	1,803,770
Steven Madden Ltd. *	82,820	2,636,161
Tumi Holdings, Inc. *	63,080	1,496,888
Winmark Corp.	9,430	819,656
Winnebago Industries, Inc.	111,255	2,420,909

		24,113,557

Consumer Staples — 1.61%
Andersons, Inc./The	41,411	2,200,581

Energy — 12.60%
Denbury Resources, Inc.	256,540	2,085,670
Dril-Quip, Inc. *	25,135	1,928,609
Newpark Resources, Inc. *	244,375	2,331,337
SEACOR Holdings, Inc. *	28,539	2,106,464
SM Energy Co.	35,575	1,372,484
Tesco Corp.	171,745	2,201,771
World Fuel Services Corp.	65,455	3,071,803
WPX Energy, Inc. *	181,407	2,109,763

		17,207,901

Financials — 22.44%
American Equity Investment Life Holding Co.	105,395	3,076,480
AMERISAFE, Inc.	32,130	1,361,027
BancFirst Corp.	16,405	1,039,913
Bank of Marin Bancorp	39,545	2,079,672
BBCN Bancorp, Inc.	144,322	2,075,350
Bryn Mawr Bank Corp.	61,587	1,927,673
Enstar Group Ltd. *	6,150	940,274
First NBC Bank Holding Co. *	84,855	2,986,896
Horizon Bancorp.	90,555	2,367,108
Lakeland Financial Corp.	42,055	1,828,131
Primerica, Inc.	50,232	2,725,588
ProAssurance Corp.	77,350	3,492,352
Southside Bancshares, Inc.	47,455	1,371,924
Tompkins Financial Corp.	37,375	2,066,837
United Financial Bancorp, Inc. *	90,284	1,296,478

		30,635,703

Health Care — 3.73%
Ensign Group, Inc./The	27,830	1,235,374
Exactech, Inc. *	92,320	2,175,982
US Physical Therapy, Inc.	40,020	1,679,239

		5,090,595

Industrials — 16.70%
AECOM Technology Corp. *	18,801	570,986
Alamo Group, Inc.	27,155	1,315,388

See accompanying notes which are an integral part of these schedules of investments.

Dean Small Cap Value Fund

Schedule of Investments

December 31, 2014 (Unaudited) - continued

	Shares	Fair Value
Common Stocks — 95.41% - continued

Industrials — 16.70% - continued
Applied Industrial Technologies, Inc.	13,610	$620,480
AZZ, Inc.	64,490	3,025,871
Blount International, Inc. *	96,395	1,693,660
Clean Harbors, Inc. *	42,870	2,059,903
Crane Co.	29,597	1,737,344
Cubic Corp.	40,730	2,144,027
EMCOR Group, Inc.	28,513	1,268,543
John Bean Technologies Corp.	47,520	1,561,507
Kadant, Inc.	16,408	700,458
LB Foster Co. - Class A	13,660	663,466
Marten Transport Ltd.	80,715	1,764,430
Multi-Color Corp.	40,730	2,257,257
UniFirst Corp.	6,150	746,918
Woodward, Inc.	13,570	668,051

		22,798,289

Information Technology — 9.27%
Badger Meter, Inc.	24,420	1,449,327
Convergys Corp.	142,554	2,903,825
Littelfuse, Inc.	27,155	2,625,074
MTS Systems Corp.	34,620	2,597,539
Tech Data Corp. *	48,653	3,076,329

		12,652,094

Materials — 4.33%
Greif, Inc. - Class A	42,955	2,028,765
Hawkins, Inc.	47,815	2,071,824
Innophos Holdings, Inc.	12,390	724,196
United States Lime & Minerals, Inc.	14,920	1,087,071

		5,911,856

Real Estate Investment Trusts — 4.73%
Chatham Lodging Trust	57,055	1,652,883
LTC Properties, Inc.	31,905	1,377,339
Ryman Hospitality Properties, Inc.	31,905	1,682,670
Summit Hotel Properties, Inc.	140,335	1,745,767

		6,458,659

Utilities — 2.34%
Laclede Group, Inc./The	26,475	1,408,470
New Jersey Resources Corp.	29,190	1,786,428

		3,194,898

Total Common Stocks (Cost $111,566,567)		130,264,133

Money Market Securities — 4.74%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.11% (a)	6,469,799	6,469,799

Total Money Market Securities (Cost $6,469,799)		6,469,799

Total Investments – 100.15% (Cost $118,036,366)		$136,733,932

See accompanying notes which are an integral part of these schedules of investments.

Dean Small Cap Value Fund

Schedule of Investments

December 31, 2014 (Unaudited) - continued

Fair Value
Liabilities in Excess of Other Assets – (0.15)%	$(209,553)

TOTAL NET ASSETS – 100.00%	$136,524,379

(a)	Rate disclosed is the seven day yield as of December 31, 2014.
*	Non-income producing security.

As of December 31, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$19,781,810
Unrealized depreciation	(1,180,742)

Net unrealized appreciation	$18,601,068

Aggregate cost of securities for income tax purposes	$118,132,864

See accompanying notes which are an integral part of these schedules of investments.

Dean Mid Cap Value Fund

Schedule of Investments

December 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.76%

Consumer Discretionary — 11.67%
Aramark	8,747	$272,469
Children’s Place, Inc./The	4,180	238,260
Interpublic Group of Cos., Inc./The	14,237	295,703
Macy’s, Inc.	4,348	285,881
Newell Rubbermaid, Inc.	7,605	289,674
Ralph Lauren Corp.	1,461	270,519
Sally Beauty Holdings, Inc. *	8,310	255,449

		1,907,955

Consumer Staples — 6.40%
Energizer Holdings, Inc.	2,166	278,461
Ingredion, Inc.	3,509	297,704
JM Smucker Co./The	2,350	237,303
Kellogg Co.	3,559	232,901

		1,046,369

Energy — 6.45%
Baker Hughes, Inc.	3,341	187,330
Cimarex Energy Co.	2,048	217,088
Dril-Quip, Inc. *	2,921	224,128
Energen Corp.	3,206	204,415
Noble Energy, Inc.	4,667	221,356

		1,054,317

Financials — 18.29%
Allstate Corp./The	3,979	279,525
Ameriprise Financial, Inc.	1,914	253,127
Capitol Federal Financial, Inc.	19,139	244,596
Commerce Bancshares, Inc.	6,448	280,424
Discover Financial Services	4,550	297,980
KeyCorp	17,276	240,136
M&T Bank Corp.	2,166	272,093
Reinsurance Group of America, Inc.	2,921	255,938
Torchmark Corp.	6,262	339,213
Unum Group	7,555	263,518
W.R. Berkley Corp.	5,171	265,066

		2,991,616

Health Care — 10.33%
Agilent Technologies, Inc.	4,952	202,735
C.R. Bard, Inc.	2,015	335,739
CareFusion Corp. *	5,675	336,755
Mednax, Inc. *	3,794	250,821
Patterson Companies, Inc.	5,994	288,311
Zimmer Holdings, Inc.	2,418	274,250

		1,688,611

Industrials — 12.27%
CSX Corp.	6,867	248,791
Flowserve Corp.	3,693	220,952
Fluor Corp.	3,811	231,061
Keysight Technologies, Inc. *	6,094	205,794
Parker Hannifin Corp.	1,864	240,363
Republic Services, Inc.	7,337	295,314
Snap-on, Inc.	2,183	298,503
W.W. Grainger, Inc.	1,041	265,341

		2,006,119

See accompanying notes which are an integral part of these schedules of investments.

Dean Mid Cap Value Fund

Schedule of Investments

December 31, 2014 (Unaudited) - continued

	Shares	Fair Value
Common Stocks — 96.76% - continued

Information Technology — 10.17%
Arrow Electronics, Inc. *	4,483	$259,521
Global Payments, Inc.	3,207	258,901
KLA-Tencor Corp.	3,643	256,176
Symantec Corp.	10,392	266,607
Synopsys, Inc. *	8,042	349,586
TE Connectivity Ltd.	4,315	272,924

		1,663,715

Materials — 6.64%
Airgas, Inc.	2,434	280,348
Bemis Co., Inc.	6,044	273,249
FMC Corp.	4,348	247,966
Sealed Air Corp.	6,715	284,917

		1,086,480

Real Estate Investment Trusts — 7.29%
Equity Lifestyle Properties, Inc.	5,775	297,701
RLJ Lodging Trust	9,099	305,090
Ventas, Inc.	4,080	292,536
Weingarten Realty Investors	8,495	296,645

		1,191,972

Utilities — 7.25%
AGL Resources, Inc.	5,087	277,292
CMS Energy Corp.	8,260	287,035
Westar Energy, Inc.	7,488	308,805
Xcel Energy, Inc.	8,697	312,396

		1,185,528

Total Common Stocks (Cost $11,838,966)		15,822,682

Money Market Securities — 2.24%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.11% (a)	366,230	366,230

Total Money Market Securities (Cost $366,230)		366,230

Total Investments – 99.00% (Cost $12,205,196)		$16,188,912

Other Assets in Excess of Liabilities – 1.00%		163,729

TOTAL NET ASSETS – 100.00%		$16,352,641

(a)	Rate disclosed is the seven day yield as of December 31, 2014.
*	Non-income producing security.

As of December 31, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$4,007,482
Unrealized depreciation	(23,774)

Net unrealized appreciation	$3,983,708

Aggregate cost of securities for income tax purposes	$12,205,204

See accompanying notes which are an integral part of these schedules of investments.

Dean Funds

Related Notes to the Schedule of Investments

December 31, 2014

(Unaudited)

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITS”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Dean Funds

Related Notes to the Schedule of Investments - continued

December 31, 2014

(Unaudited)

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service using observable inputs other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at December 31, 2014 in valuing the Dean Small Cap Value Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$130,264,133	$—	$—	$130,264,133
Money Market Securities	6,469,799	—	—	6,469,799

Total	$136,733,932	$—	$—	$136,733,932

*	Refer to the Schedule of Investments for industry classifications.

Dean Funds

Related Notes to the Schedule of Investments - continued

December 31, 2014

(Unaudited)

The following is a summary of the inputs used at December 31, 2014 in valuing the Dean Mid Cap Value Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$15,822,682	$—	$—	$15,822,682
Money Market Securities	366,230	—	—	366,230

Total	$16,188,912	$—	$—	$16,188,912

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended December 31, 2014, the Funds had no transfers between levels. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, President

Date	2/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, President

Date	2/26/15

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	2/26/15